UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04787

Franklin New York Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _9/30

Date of reporting period: 12/31/17

Item 1. Schedule of Investments.

FRANKLIN NEW YORK TAX-FREE TRUST

Statement of Investments, December 31, 2017 (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 98.3%
New York 98.3%
Allegany County GO,
Public Improvement, Refunding, BAM Insured, 5.00%, 9/15/24	$1,135,000	$1,356,915
Public Improvement, Refunding, BAM Insured, 5.00%, 9/15/26	1,245,000	1,475,499
Brookhaven GO,
Suffolk County, Public Improvement, Series B, 3.00%, 1/15/27	3,290,000	3,405,051
Suffolk County, Public Improvement, Series B, 3.00%, 1/15/28	4,420,000	4,517,947
Erie County IDA School Facility Revenue,
City School District of the City of Buffalo Project, Series A, Pre-Refunded, 5.00%, 5/01/20	8,345,000	8,727,368
City School District of the City of Buffalo Project, Series A, Pre-Refunded, 5.25%, 5/01/24	16,520,000	17,330,967
Grand Island CSD,
GO, Refunding, School District, 4.00%, 12/01/29	3,915,000	4,421,484
GO, School District, 4.00%, 12/01/30.	3,650,000	4,097,271
Harrison GO, Westchester County, Public Improvement, Refunding, 4.00%, 12/15/20	1,110,000	1,187,123
Haverstraw-Stony Point CSD,
GO, Rockland and Orange Counties, School District, Refunding, 5.00%, 10/15/25	850,000	989,596
GO, Rockland and Orange Counties, School District, Refunding, AGMC Insured, 5.00%, 10/15/31	600,000	693,216
Long Island Power Authority Electric System Revenue,
General, Refunding, Series B, 5.00%, 9/01/26	5,000,000	5,669,050
General, Refunding, Series B, 5.00%, 9/01/31	4,000,000	4,767,440
Monroe County GO,
Public Improvement, Series A, Assured Guaranty, 4.50%, 6/01/20	2,855,000	2,972,483
Public Improvement, Series A, Assured Guaranty, 4.75%, 6/01/23	2,860,000	2,982,723
Monroe County IDA School Facility Revenue,
Rochester Schools Modernization Project, 5.00%, 5/01/26.	5,000,000	5,762,550
Rochester Schools Modernization Project, 5.00%, 5/01/29.	9,645,000	11,037,159
Rochester Schools Modernization Project, 5.00%, 5/01/29.	1,175,000	1,386,911
Monroe County IDC Revenue,
University of Rochester Project, Series A, Pre-Refunded, 5.00%, 7/01/25	5,445,000	6,352,627
University of Rochester Project, Series A, Pre-Refunded, 5.00%, 7/01/27	6,220,000	7,256,812
MTA Dedicated Tax Fund Revenue, Capital Appreciation, Refunding, Series A, zero cpn., 11/15/32	70,000,000	45,625,300
MTA Revenue,
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series A, Subseries A-1, 5.00%,
11/15/29	4,440,000	5,306,510
Transportation, Series A, AGMC Insured, 5.50%, 11/15/22.	8,765,000	10,256,102
Transportation, Series A, AGMC Insured, 5.50%, 11/15/23.	10,000,000	12,007,800
Transportation, Series B, NATL Insured, 5.25%, 11/15/20	11,250,000	12,352,612
Transportation, Series E, BAM Insured, Pre-Refunded, 5.00%, 11/15/27	8,900,000	10,467,824
Nassau County GO,
General Improvement, Series A, AGMC Insured, Pre-Refunded, 4.25%, 4/01/26	10,540,000	11,395,110
General Improvement, Series C, Pre-Refunded, 4.00%, 10/01/24	6,200,000	6,590,972
Multi-Modal, Series A, Pre-Refunded, 4.25%, 12/01/23	5,615,000	6,029,892
Multi-Modal, Series B, Pre-Refunded, 4.25%, 12/01/23	5,925,000	6,362,798
New York City GO,
Fiscal 2008, Series L, Subseries L-1, Pre-Refunded, 5.00%, 4/01/23	10,000,000	10,088,300
Fiscal 2012, Series D, Subseries D-1, 5.00%, 10/01/24	5,000,000	5,582,500
Fiscal 2015, Refunding, Series A, 5.00%, 8/01/26	10,000,000	11,826,800
Fiscal 2016, Refunding, Series A, 5.00%, 8/01/26	9,000,000	10,861,470
Fiscal 2018, Series B, Subseries B-1, 5.25%, 10/01/33	5,195,000	6,454,008
New York City HDC, MFHR, Series C-1, 5.00%, 11/01/24	2,810,000	2,921,669
New York City Health and Hospitals Corp. Revenue, Health System, Refunding, Series A, 5.00%, 2/15/18 .	8,000,000	8,032,720

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York City IDAR, Pilot, Yankee Stadium Project, Capital Appreciation, Series A, Assured Guaranty,
zero cpn., 3/01/21	$10,150,000	$9,412,704
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2012, Refunding, Series EE, 5.00%, 6/15/28	8,000,000	9,046,080
Second General Resolution, Fiscal 2012, Refunding, Series FF, 5.00%, 6/15/22	6,800,000	7,770,292
Second General Resolution, Fiscal 2014, Refunding, Series DD, 5.00%, 6/15/23	6,000,000	7,016,160
Second General Resolution, Fiscal 2015, Refunding, Series DD, 5.00%, 6/15/29	7,790,000	9,202,716
Second General Resolution, Fiscal 2015, Refunding, Series GG, 5.00%, 6/15/27	10,000,000	12,136,200
Second General Resolution, Fiscal 2018, Refunding, Series BB, Subseries BB-2, 5.00%, 6/15/31	4,000,000	4,878,400
Second General Resolution, Fiscal 2018, Series CC, Subseries CC-1, 4.00%, 6/15/37	5,000,000	5,477,700
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-3, 5.00%, 1/15/22	11,865,000	12,292,852
Fiscal 2009, Series S-4, 5.00%, 1/15/20	1,000,000	1,036,270
Fiscal 2012, Series S-1, Subseries S-1A, 5.00%, 7/15/26	9,020,000	10,026,722
New York City Transitional Finance Authority Revenue,
Future Tax Secured, New York City Recovery, Fiscal 2003, Subseries 13, 5.00%, 11/01/22	6,800,000	7,822,108
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, Pre-Refunded, 5.00%,
5/01/22.	10,000,000	10,458,200
Future Tax Secured, Subordinate, Fiscal 2011, Refunding, Series E, 4.50%, 11/01/19.	10,000,000	10,510,900
Future Tax Secured, Subordinate, Fiscal 2012, Series E, Subseries E-1, 5.00%, 2/01/23.	5,000,000	5,643,100
Future Tax Secured, Subordinate, Fiscal 2016, Series A, Subseries A-1, 5.00%, 8/01/28.	5,000,000	5,995,350
Future Tax Secured, Subordinate, Fiscal 2017, Series A, Subseries A-1, 4.00%, 5/01/30.	5,000,000	5,560,550
Future Tax Secured, Subordinate, Fiscal 2018, Series B, Subseries B-1, 4.00%, 8/01/35	4,000,000	4,404,280
New York City Trust for Cultural Resources Revenue,
Lincoln Center for Performing Arts Inc., Refunding, Series A, 5.00%, 12/01/26	2,500,000	3,088,650
Whitney Museum of American Art, 5.00%, 7/01/21	9,760,000	10,708,477
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, Refunding, 5.00%,
11/15/25	2,250,000	2,731,725
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue, Second Tranche,
5.25%, 10/01/35	5,000,000	6,571,450
New York State Dormitory Authority Revenues,
Memorial Sloan-Kettering Cancer Center, Series C, NATL Insured, 5.50%, 7/01/23	9,450,000	10,961,905
Non-State Supported Debt, Master Boces Program, Lease, Oneida Herkimer Madison, Refunding,
5.00%, 8/15/28	1,100,000	1,342,462
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Refunding, Series 1, 5.00%,
7/01/23.	1,250,000	1,405,050
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A,
5.00%, 7/01/19	1,500,000	1,572,510
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A,
5.00%, 7/01/21	3,000,000	3,227,820
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series A, 3.375%, 5/15/21	1,980,000	2,050,033
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series A, 3.50%, 5/15/22	2,000,000	2,072,740
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series A, 3.625%, 5/15/23	2,000,000	2,076,600
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series A, 3.75%, 5/15/24	2,000,000	2,079,060
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Series 1, 4.00%, 1/15/21	13,510,000	14,125,651
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Series 2, Subseries 2-2, 5.00%, 1/15/21	6,675,000	6,693,156

|2

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
		Principal
		Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/33		$12,000,000	$14,521,560
Non-State Supported Debt, New York University, Series A, Pre-Refunded, 5.00%, 7/01/23		7,400,000	7,772,294
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/27		6,000,000	7,100,340
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/19		5,000,000	5,230,450
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/20		11,695,000	12,227,239
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/19		1,250,000	1,312,513
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/21.		3,000,000	3,331,260
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/26.		1,000,000	1,178,520
Non-State Supported Debt, Rochester Institute of Technology, Refunding, 5.00%, 7/01/24		2,750,000	3,101,670
Non-State Supported Debt, Rochester Institute of Technology, Refunding, 4.00%, 7/01/26		4,000,000	4,356,600
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, 5.00%,
10/01/24		345,000	385,724
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/18		7,495,000	7,697,965
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/19		4,000,000	4,237,240
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/23		6,425,000	7,393,697
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/23		860,000	933,349
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 10/01/23		13,420,000	14,624,848
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
5.00%, 10/01/24		160,000	168,806
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
Pre-Refunded, 5.00%, 10/01/24		4,570,000	4,843,469
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
Pre-Refunded, 5.00%, 10/01/24		270,000	285,676
Non-State Supported Debt, School Districts, Financing Program, Series A, Pre-Refunded, 5.00%,
10/01/24		6,710,000	7,507,215
Non-State Supported Debt, School Districts, Financing Program, Series C, Assured Guaranty,
Pre-Refunded, 7.25%, 10/01/28		7,615,000	7,939,475
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/29	.	1,000,000	1,226,240
Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/22		1,250,000	1,386,850
Non-State Supported Debt, Upstate Community Colleges, Refunding, Series B, NATL Insured,
5.50%, 7/01/22		10,000,000	11,632,900
Non-State Supported Debt, Wyckoff Heights Medical Center, Refunding, 5.00%, 2/15/21		1,000,000	1,100,120
Secondarily Insured, City University, Consolidated Fifth General Resolution, Refunding, Series B,
BHAC Insured, 5.00%, 7/01/21		10,160,000	10,344,709
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A,
NATL Insured, 5.50%, 7/01/22		9,240,000	10,696,686
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/19		440,000	449,878
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/20		280,000	286,322
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/21		440,000	449,878

|3

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/19	$5,030,000	$5,139,153
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/20	3,220,000	3,289,874
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/21	5,035,000	5,144,260
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/26.	8,000,000	9,027,200
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, NATL
Insured, 5.50%, 5/15/21	7,000,000	7,881,370
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, NATL
Insured, 5.50%, 5/15/24	7,790,000	9,526,780
New York State Dormitory Authority Sales Tax Revenue,
Refunding, Series A, 5.00%, 3/15/25	12,000,000	14,509,920
Series A, 5.00%, 3/15/32	7,000,000	8,494,640
Series B, 5.00%, 3/15/29	15,000,000	18,196,200
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Refunding, Series A, 5.00%, 2/15/25	8,000,000	9,461,040
General Purpose, Refunding, Series A, 4.00%, 2/15/33	10,000,000	10,993,200
Refunding, Series A, 5.00%, 2/15/21	7,105,000	7,604,126
Series A, Pre-Refunded, 5.00%, 2/15/21	30,000	32,076
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue, Revolving
Funds, New York City Municipal Water Finance Authority Projects, Second Resolution, Subordinated,
Refunding, Series A, 5.00%, 6/15/22	5,600,000	6,409,424
New York State Environmental Facilities Corp. State Personal Income Tax Revenue,
Series A, 5.00%, 12/15/21	15,000	15,525
Series A, Pre-Refunded, 5.00%, 12/15/21	1,100,000	1,136,916
New York State GO,
Series A, 5.00%, 3/15/26	5,195,000	6,289,327
Series E, 3.25%, 12/15/26	10,520,000	11,016,965
New York State Local Government Assistance Corp. Revenue,
Refunding, Series E, FGIC Insured, 5.00%, 4/01/21	7,815,000	8,365,957
senior lien, Refunding, Series B-C/D, 5.00%, 4/01/20	5,000,000	5,216,750
New York State Municipal Bond Bank Agency Revenue,
Series C, Sub-Series C1, Assured Guaranty, 5.00%, 2/15/20	5,705,000	6,084,839
Series C, Sub-Series C1, Assured Guaranty, 5.00%, 2/15/21	5,790,000	6,182,967
Series C, Sub-Series C1, Assured Guaranty, 5.00%, 2/15/22	4,615,000	4,935,235
New York State Thruway Authority General Revenue,
Refunding, Series K, 5.00%, 1/01/28	10,000,000	11,906,000
Refunding, Series K, 5.00%, 1/01/29	10,000,000	11,898,800
Series I, 5.00%, 1/01/25.	5,000,000	5,618,100
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract, Refunding,
5.00%, 4/01/20	5,000,000	5,300,100
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Series A, Pre-Refunded, 5.00%, 4/01/23	5,000,000	5,352,550
Series B, Pre-Refunded, 5.00%, 4/01/21	5,000,000	5,212,950
New York State Thruway Authority State Personal Income Tax Revenue,
Transportation, Series A, 5.00%, 3/15/26	5,000,000	5,506,700
Transportation, Series A, Pre-Refunded, 5.00%, 3/15/21	10,000,000	10,425,500

|4

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Service Contract, Refunding, Series A, Subseries A-2, 5.00%,
1/01/22.	$7,650,000	$8,160,102
Empire State Development Corp., Service Contract, Refunding, Series C, 5.00%, 1/01/22	7,410,000	7,538,415
Refunding, Series D, Assured Guaranty, 5.50%, 1/01/19	10,000,000	10,391,300
State Personal Income Tax, Economic Development and Housing, Series A-1, Pre-Refunded, 5.00%,
12/15/22	1,500,000	1,549,620
State Personal Income Tax, Economic Development and Housing, Series A-1, Pre-Refunded, 5.00%,
12/15/23	2,500,000	2,582,700
State Personal Income Tax, General Purpose, Refunding, Series A, 5.00%, 3/15/30	10,000,000	12,227,000
State Personal Income Tax, General Purpose, Series E, 5.00%, 3/15/22	5,000,000	5,659,450
Niagara Falls Bridge Commission Toll Revenue, Bridge System, Series A, Assured Guaranty, 4.00%,
10/01/19	6,045,000	6,206,220
Niagara Falls Public Water Authority Water and Sewer System Revenue, Series A, BAM Insured, 5.00%,
7/15/29	7,060,000	7,974,552
Port Authority of New York and New Jersey Revenue,
Consolidated, Refunding, One Hundred Eighty-Fourth Series, 5.00%, 9/01/25	2,655,000	3,182,310
Consolidated, Refunding, One Hundred Eighty-Fourth Series, 5.00%, 9/01/28	3,250,000	3,852,908
Consolidated, Refunding, One Hundred Ninety-Fourth Series, 5.00%, 10/15/28	9,085,000	10,967,412
Sales Tax Asset Receivable Corp. Revenue, Sales Tax Asset, Fiscal 2015, Refunding, Series A, 5.00%,
10/15/25	5,000,000	6,049,200
Suffolk County EDC Revenue,
Catholic Health Services, Long Island Obligated Group Project, Pre-Refunded, 5.00%, 7/01/28	1,755,000	1,948,155
Catholic Health Services, Long Island Obligated Group Project, Refunding, 5.00%, 7/01/28.	10,245,000	11,322,672
Suffolk County GO,
Refunding, AGMC Insured, 5.00%, 2/01/23	5,045,000	5,740,907
Refunding, Series A, 5.00%, 4/01/19	3,435,000	3,570,442
Refunding, Series A, 5.00%, 4/01/20	2,240,000	2,329,443
Refunding, Series D, BAM Insured, 4.00%, 10/15/28	10,000,000	11,110,900
Syracuse GO, Public Improvement, Refunding, Series B, Assured Guaranty, 4.00%, 4/15/18	1,050,000	1,057,403
Triborough Bridge and Tunnel Authority Revenue,
MTA Bridges and Tunnels, Capital Appreciation, Refunding, Series A, zero cpn., 11/15/31	5,000,000	3,313,150
MTA Bridges and Tunnels, Capital Appreciation, Subordinate, Refunding, Series A, zero cpn.,
11/15/30	14,175,000	9,737,233
MTA Bridges and Tunnels, General, Refunding, Series A, 5.00%, 11/15/28	8,200,000	10,036,800
MTA Bridges and Tunnels, General, Refunding, Series B, 5.00%, 11/15/28	4,000,000	5,126,200
MTA Bridges and Tunnels, General, Series A, Pre-Refunded, 5.00%, 1/01/27.	10,000,000	11,260,900
MTA Bridges and Tunnels, General, Series B-3, 5.00%, 11/15/34	3,480,000	4,155,294
MTA Bridges and Tunnels, Subordinate, Refunding, Series A, BAM Insured, 5.00%, 11/15/24	10,710,000	12,467,404
Ulster County GO,
Public Improvement, Refunding, 5.00%, 11/15/24	2,600,000	2,913,508
Public Improvement, Refunding, 5.00%, 11/15/28	2,995,000	3,346,613
Utility Debt Securitization Authority Revenue, Restructuring, Refunding, Series A, 5.00%, 12/15/26	5,000,000	6,048,100
Yonkers GO, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/24	1,000,000	1,118,810
Total Municipal Bonds before Short Term Investments (Cost $1,013,158,810)		1,060,793,512

|5

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments 0.8%
Municipal Bonds 0.8%
New York 0.8%
[a] MTA Dedicated Tax Fund Revenue, Refunding, Subseries A-1, LOC Toronto Dominion Bank, Daily VRDN
and Put, 1.75%, 11/01/31	$8,000,000	$8,000,000
[a] New York City Transitional Finance Authority Revenue, Future Tax Secured, Senior, Multi-Modal, Fiscal
2003, Refunding, Subseries A-4, SPA Toronto Dominion Bank, Daily VRDN and Put, 1.75%, 11/01/29	700,000	700,000
Total Short Term Investments (Cost $8,700,000)		8,700,000
Total Investments (Cost $1,021,858,810) 99.1%		1,069,493,512
Other Assets, less Liabilities 0.9%.		10,038,938
Net Assets 100.0%		$1,079,532,450

See Abbreviations on page 8.

aVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|6

FRANKLIN NEW YORK TAX-FREE TRUST

Notes to Statement of Investments (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund

1. ORGANIZATION

Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin New York Intermediate-Term Tax-Free Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

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FRANKLIN NEW YORK TAX-FREE TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2017, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CSD	Central School District
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
HDC	Housing Development Corp.
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDC	Industrial Development Corp.
LOC	Letter of Credit
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
SPA	Standby Purchase Agreement

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By  /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date  February 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date  February 26, 2018

By  /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

       Chief Accounting Officer

Date  February 26, 2018